Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 14, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). The purpose of this filing is to update the disclosures regarding the Trust’s BlackRock Large Cap Core Portfolio (now known as WMC Large Cap Research Portfolio) and Lord Abbett Mid Cap Value Portfolio (now known as Invesco Mid Cap Value Portfolio), in connection with a change in subadviser for each Portfolio.

The Registration Statement contains the Prospectuses and the Trust’s Statement of Additional Information, to be dated April 28, 2014, for the WMC Large Cap Research Portfolio and Invesco Mid Cap Value Portfolio.

This filing also contains appropriate exhibits. Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.